AMOUNTS DUE FROM OTHER RELATED PARTIES - Movements in allowance for doubtful debts of amounts due from related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
AMOUNTS DUE FROM OTHER RELATED PARTIES
Balance at beginning of year	$ (2,200)	$ (2,200)
Balance at end of the year	$ (2,200)	$ (2,200)